As filed with the Securities and Exchange Commission on August 4, 2000
                                               Securities Act File No. 333-89733
                                        Investment Company Act File No. 811-9649
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933
                         Pre-Effective Amendment No.

                         Post-Effective Amendment No. 4                      [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940

                                 Amendment No. 5                             [X]
                        (Check appropriate box or boxes)


                      PILGRIM GLOBAL TECHNOLOGY FUND, INC.
                (FORMERLY LEXINGTON GLOBAL TECHNOLOGY FUND, INC.)
                 (Exact Name of Registrant Specified in Charter)
                       40 North Central Avenue, Suite 1200
                                Phoenix, AZ 85004
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

        James M. Hennessy, Esq.                              With copies to:
       Pilgrim Investments, Inc.                         Jeffrey S. Puretz, Esq.
  40 North Central Avenue, Suite 1200                            Dechert
           Phoenix, AZ 85004                              1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

     It is proposed that this filing will become effective (check appropriate box):

          [ ]  Immediately upon filing pursuant to paragraph (b)
          [ ]  60 days after filing pursuant to paragraph (a)(1)
          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [X]  on August 11, 2000 pursuant to paragraph (b)
          [ ]  on (date) pursuant to paragraph (a)(1)
          [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          [X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

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
                      PILGRIM GLOBAL TECHNOLOGY FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-    Cover Sheet

-    Contents of Registration Statement

-    Explanatory Note

-    Signature Page

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for Pilgrim Global Technology Fund, Inc. incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) contained in Post-Effective Amendment No. 2 which was filed with the Securities and Exchange Commission on May 26, 2000. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 2 to August 11, 2000.

     The Registrant's updated Prospectus, Statement of Additional Information and Other Information dated August 11, 2000, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before August 11, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona, on the 4th day of August, 2000.


                                        PILGRIM GLOBAL TECHNOLOGY FUND, INC.


                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Executive Vice President & Secretary


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                       TITLE                         DATE
        ---------                       -----                         ----

                              Director and Chairman               August 4, 2000
-------------------------
John G. Turner*

                              Director and President              August 4, 2000
-------------------------     (Chief Executive Officer)
Robert W. Stallings*

                              Senior Vice President and           August 4, 2000
-------------------------     Principal Financial Officer
Michael J. Roland*            (Principal Financial Officer)

                              Director                            August 4, 2000
-------------------------
Robert B. Goode, Jr.*

                              Director                            August 4, 2000
-------------------------
Al Burton*

                              Director                            August 4, 2000
-------------------------
Jock Patton*

        SIGNATURE                       TITLE                         DATE
        ---------                       -----                         ----

                              Director                            August 4, 2000
-------------------------
John R. Smith*

                              Director                            August 4, 2000
-------------------------
David W. Wallace

                              Director                            August 4, 2000
-------------------------
David W.C. Putnam*

                              Director                            August 4, 2000
-------------------------
Walter H. May*

                              Director                            August 4, 2000
-------------------------
Paul S. Doherty

                              Director                            August 4, 2000
-------------------------
Alan L. Gosule*


*By: /s/ James M. Hennessy
     -------------------------------------
     James M. Hennessy, Attorney-in-Fact**

** Powers of Attorney for Michael J. Roland and for the Directors are attached hereto.

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-1A applicable to the Pilgrim Global Technology Fund, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: July 31, 2000


     /s/ Al Burton                         /s/ Robert B. Goode, Jr.
     -------------------------------       -------------------------------
     Al Burton                             Robert B. Goode, Jr.


     /s/ Alan L. Gosule                    /s/ Walter H. May
     -------------------------------       -------------------------------
     Alan L. Gosule                        Walther H. May


     /s/ Jock Patton                       /s/ David W.C. Putnam
     -------------------------------       -------------------------------
     Jock Patton                           David W.C. Putnam


     /s/ John R. Smith                     /s/ John G. Turner
     -------------------------------       -------------------------------
     John R. Smith                         John G. Turner

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-1A applicable to the Pilgrim Global Technology Fund, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: July 31, 2000


/s/ Michael J. Roland
---------------------------
Michael J. Roland
Senior Vice President and
Principal Financial Officer

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Robert W. Stallings, James M. Hennessy, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-1A applicable to the Pilgrim Global Technology Fund, Inc. and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: July 31, 2000


/s/ Robert W. Stallings
---------------------------
Robert W. Stallings
Director and President
(Chief Executive Officer)